Buildings and Equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Buildings and Equipment
Buildings	$ 2,249,908	$ 2,320,291
Equipment and Vehicles	4,253,346	4,284,020
Property, plant and equipment gross	6,503,254	6,604,311
Accumulated Depreciation	(6,208,274)	(6,439,055)
Balance	$ 294,980	$ 165,256